Tax - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective tax rate	21.00%	15.70%	10.00%
UK Corporation tax rate	25.00%	23.50%	19.00%
Additional taxes related to Pillar Two	£ 14
Tax relating to items credited directly to equity	94	£ 13
Deferred tax assets	4,133	3,888
Deferred tax liabilities	2	3
Unused tax credits for which no deferred tax asset recognised	359	381
Temporary differences associated with investments in related entities for which deferred tax liabilities have not been recognised	873	870
After more than 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,662	3,577
Deferred tax liabilities	1,021	1,145
Within five years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	13	79
Within six to ten years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	6	13
Within eleven to twenty years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	11,789	10,504
Indefinitely
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	9,213	10,777
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	21,021	21,373
Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	373	527
Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	3,629	3,657
UK Tax Group
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,638	2,509
Deferred tax liabilities	2	2
UK Tax Group | UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,315	2,054
UK Tax Group | Unused tax losses | UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,066	1,241
US Intermediate Holding Company Tax Group ("IHC Tax Group")
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,162	973
US Intermediate Holding Company Tax Group ("IHC Tax Group") | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	38	35
US Intermediate Holding Company Tax Group ("IHC Tax Group") | Loss in current or prior year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	365	387
Barclays Bank PLC's US Branch Tax Group
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	270	386
Other subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	386	475
Other subsidiaries | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	111	147
Other subsidiaries | Loss in current or prior year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	£ 4	£ 20